Earnings/(Loss) per common share, Computation of Basic and Diluted Earnings/(Loss) per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings/(Loss) Per Common Share, Basic and Diluted [Abstract]
Net (Loss)/Income	$ (210)	$ 1,155	$ 4,242
Accumulated dividends on Series A Preferred Shares	(977)	0	0
Net (loss) / income attributable to common shareholders	$ (1,187)	$ 1,155	$ 4,242
Weighted average number of common shares, basic (in shares)	19,515	5,000	5,000
Weighted average number of shares, diluted (in shares)	19,515	5,000	5,000
(Loss)/Earnings per common share, basic (in dollars per share)	$ (60.83)	$ 231	$ 848.4
(Loss)/Earnings per common share, diluted (in dollars per share)	$ (60.83)	$ 231	$ 848.4